Vessels, net (Tables)	12 Months Ended
Dec. 31, 2018
Schedule Of Property Plant And Equipment [Table Text Block]
	Vessels' Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2016	$286,991	$(46,639)	$240,352
- Vessels' disposals	(9,951)	5,001	(4,950)
- Transfer to vessels held for sale	(21,350)	2,972	(18,378)
- Depreciation	-	(7,353)	(7,353)
- Impairment charges	(8,363)	-	(8,363)
Balance, December 31, 2017	$247,327	$(46,019)	$201,308
- Vessels' disposals	(121,249)	30,853	(90,396)
- Depreciation	-	(4,388)	(4,388)
- Impairment charges	(20,654)	-	(20,654)
Balance, December 31, 2018	$105,424	$(19,554)	$85,870